Trade and Other Receivables (Details) - Current Trade Receivables [Member]	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)
Trade and Other Receivables [Line Items]
Other receivables	RM 12,301,593	$ 2,680,494
Over Two Hundred Forty Days [Member]
Trade and Other Receivables [Line Items]
Percentage of loss allowance	100.00%	100.00%